Related Party Balances and Transactions - Schedule of Purchase Products from a Related Party (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Total purchase from related party	$ 55,981,476	$ 7,195,655	$ 47,704,656	$ 28,301,082
Total office leasing from a related party	300,000	38,561
Total commission paid to a related party	487,216	62,625
Zhongshan Raytech [Member]
Related Party Transaction [Line Items]
Total purchase from related party	53,756,425	6,909,655	47,704,656	28,301,082
Raytech Holdings [Member]
Related Party Transaction [Line Items]
Total purchase from related party	2,225,051	286,000
Total office leasing from a related party	300,000	38,561
Mr. Ling [Member]
Related Party Transaction [Line Items]
Total commission paid to a related party	$ 487,216	$ 62,625